Operating Lease Right-of-Use (ROU) Assets and Operating Lease Liabilities (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Leases [Abstract]
Schedule of Future Base Operating Lease Payments

Future base lease payments under the non-cancelable operating lease at February 28, 2021 are as follows:

Years Ending May 31,	Amount
2021	$101,854
2022	411,278
2023	391,832
2024	373,870
2025	330,017
2026	110,000
Total minimum non-cancelable operating lease payments	1,718,851
Less: discount to fair value	(405,258)
Total lease liability at February 28, 2021	$1,313,593

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2020.

2020	$174,728
2021	$141,278
2022	$145,832
2023	$127,900
2024	$84,017
Total Operating Lease Obligations	$673,755
Less: Amount representing interest	$(184,977)
Present Value of minimum lease payments	$488,778